Turnover and segment information	12 Months Ended
Dec. 31, 2018
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Turnover and segment information

6. Turnover and segment information

Operating segments are reported based on the financial information provided to the Chief Executive Officer and the responsibilities of the Corporate Executive Team (CET). GSK reports results under four segments: Pharmaceuticals; Pharmaceuticals R&D; Vaccines and Consumer Healthcare, and individual members of the CET are responsible for each segment.

The Group’s management reporting process allocates intra-Group profit on a product sale to the market in which that sale is recorded, and the profit analyses below have been presented on that basis.

Corporate and other unallocated costs included the costs of corporate functions.

Revenue recognised in the year from performance obligations satisfied in previous periods totalled £426 million and included £122 million reported in turnover arising from changes to prior year estimates of RAR accruals and £299 million of royalty income.

	2018	2017	2016
Turnover by segment	£m	£m	£m
Pharmaceuticals	17,269	17,276	16,104
Vaccines	5,894	5,160	4,592
Consumer Healthcare	7,658	7,750	7,193

	30,821	30,186	27,889

	2018	2017	2016
Pharmaceuticals turnover by therapeutic area	£m	£m	£m
Respiratory	6,928	6,991	6,510
HIV	4,722	4,350	3,556
Immuno-inflammation	472	377	340
Established Pharmaceuticals	5,147	5,558	5,698

	17,269	17,276	16,104

	2018	2017	2016
Vaccines turnover by category	£m	£m	£m
Meningitis	881	890	662
Influenza	523	488	414
Shingles	784	22	—
Established Vaccines	3,706	3,760	3,516

	5,894	5,160	4,592

During 2018, the US operations of the Pharmaceuticals and Vaccines businesses made sales to three wholesalers of approximately £2,709 million (2017 – £2,449 million; 2016 – £2,139 million), £2,962 million (2017 – £3,043 million; 2016 – £2,691 million) and £2,656 million (2017 – £2,356 million; 2016 – £2,129 million) respectively, after allocating final-customer discounts to the wholesalers.

	2018	2017	2016
Consumer Healthcare turnover by category	£m	£m	£m
Wellness	3,940	4,001	3,726
Oral care	2,496	2,466	2,223
Nutrition	643	680	674
Skin health	579	603	570

	7,658	7,750	7,193

	2018	2017	2016
Segment profit	£m	£m	£m
Pharmaceuticals	8,420	8,667	7,976
Pharmaceuticals R&D	(2,676)	(2,740)	(2,488)

Pharmaceuticals, including R&D	5,744	5,927	5,488
Vaccines	1,943	1,644	1,429
Consumer Healthcare	1,517	1,373	1,116

Segment profit	9,204	8,944	8,033
Corporate and other unallocated costs	(459)	(376)	(362)
Other reconciling items between segment profit and operating profit	(3,262)	(4,481)	(5,073)

Operating profit	5,483	4,087	2,598

Finance income	81	65	72
Finance costs	(798)	(734)	(736)
Profit on disposal of interest in associates	3	94	—
Share of after tax profits of associates and joint ventures	31	13	5

Profit before taxation	4,800	3,525	1,939
Taxation	(754)	(1,356)	(877)

Profit after taxation for the year	4,046	2,169	1,062

Other reconciling items between segment profit and operating profit comprise items not specifically allocated to segment profit. These include impairment and amortisation of intangible assets; major restructuring costs, which include impairments of tangible assets and computer software; transaction-related adjustments related to significant acquisitions; proceeds and costs of disposals of associates, products and businesses, significant legal charges and expenses on the settlement of litigation and government investigations, other operating income other than royalty income and other items, and the pre-tax impact of the enactment of the US Tax Cuts and Jobs Act.

	2018	2017	2016
Depreciation and amortisation by segment	£m	£m	£m
Pharmaceuticals	506	551	440
Pharmaceuticals R&D	123	96	211

Pharmaceuticals, including R&D	629	647	651
Vaccines	395	405	315
Consumer Healthcare	146	135	126

Segment depreciation and amortisation	1,170	1,187	1,092
Corporate and other unallocated depreciation and amortisation	106	144	94
Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation	580	591	588

Total depreciation and amortisation	1,856	1,922	1,774

PP&E, intangible asset and goodwill impairment by segment	2018 £m	2017 £m	2016 £m
Pharmaceuticals	51	38	29
Pharmaceuticals R&D	15	10	88

Pharmaceuticals, including R&D	66	48	117
Vaccines	5	13	34
Consumer Healthcare	4	10	46

Segment impairment	75	71	197
Corporate and other unallocated impairment	14	3	24
Other reconciling items between segment impairment and total impairment	261	995	68

Total impairment	350	1,069	289

PP&E and intangible asset impairment reversals by segment
Pharmaceuticals	(4)	(13)	(15)
Pharmaceuticals R&D	(1)	(2)	(10)

Pharmaceuticals, including R&D	(5)	(15)	(25)
Vaccines	0	—	(19)
Consumer Healthcare	0	(1)	(8)

Segment impairment reversals	(5)	(16)	(52)
Corporate and other unallocated impairment reversals	0	—	(26)
Other reconciling items between segment impairment reversals and total impairment reversals	(8)	(36)	(9)

Total impairment reversals	(13)	(52)	(87)

Net assets by segment	2018 £m	2017 £m
Pharmaceuticals	869	2,017
Pharmaceuticals R&D	502	522

Pharmaceuticals, including R&D	1,371	2,539
Vaccines	9,966	9,707
Consumer Healthcare	10,559	2,003

Segment net operating assets	21,896	14,249
Corporate and other unallocated net operating assets	1,141	868

Net operating assets	23,037	15,117
Net debt	(21,621)	(13,178)
Investments in associates and joint ventures	236	183
Derivative financial instruments	129	2
Current and deferred taxation	1,723	1,252
Assets held for sale (excluding cash and cash equivalents)	168	113

Net assets	3,672	3,489

The Pharmaceuticals segment includes the Shionogi-ViiV Healthcare contingent consideration liability of £5,937 million (2017 – £5,542 million) and the Pfizer put option of £1,240 million (2017 – £1,304 million). The put option liability (2017 – £8,606 million) related to the Consumer Healthcare segment was extinguished during 2018.

Geographical information

The UK is regarded as being the Group’s country of domicile.

Turnover by location of customer	2018 £m	2017 £m	2016 £m
UK	923	940	1,056
US	11,982	11,263	10,197
Rest of World	17,916	17,983	16,636

External turnover	30,821	30,186	27,889

Non-current assets by location of subsidiary		2018 £m	2017 £m
UK		6,118	6,824
US		7,540	6,841
Rest of World		20,768	20,901

Non-current assets		34,426	34,566

Non-current assets by location excludes amounts relating to other investments, deferred tax assets, derivative financial instruments, pension assets, amounts receivable under insurance contracts and certain other non-current receivables.